Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member]	Jun. 30, 2023 USD ($)
Financial liabilities:
Financial liabilities	$ 51,703,026
Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Financial liabilities	16,901,363
Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Financial liabilities	28,162,041
Convertible Loan [Member]
Financial liabilities:
Financial liabilities	6,639,622
Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Financial liabilities
Quoted price in active markets for identical assets Level 1 [Member] | Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Financial liabilities
Quoted price in active markets for identical assets Level 1 [Member] | Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Financial liabilities
Significant other observable inputs Level 2 [Member]
Financial liabilities:
Financial liabilities
Significant other observable inputs Level 2 [Member] | Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Financial liabilities
Significant other observable inputs Level 2 [Member] | Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Financial liabilities
Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Financial liabilities	51,703,026
Significant unobservable inputs Level 3 [Member] | Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Financial liabilities	16,901,363
Significant unobservable inputs Level 3 [Member] | Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Financial liabilities	28,162,041
Significant unobservable inputs Level 3 [Member] | Convertible Loan [Member]
Financial liabilities:
Financial liabilities	$ 6,639,622